Financial risk management - D.1. Interest rate risk (Details) - Interest rate risk	Dec. 31, 2018	Dec. 31, 2017
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt	70.00%
Concentration percentage	68.00%	65.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt	30.00%